Share Capital	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share Capital
NOTE 15: SHARE CAPITAL
The number of shares issued is expressed in units

	As of 31 December,
	2019	2018
Total number of issued and outstanding shares	13,942,344	11,942,344

Total share capital (€‘000)	48,513	41,553

As of December 31, 2019, the share capital amounts to €48,513k represented by 13,942,344 fully authorized and subscribed and paid-up
shares with a nominal value of €3.48 per share. This number does not include warrants issued by the Group and granted to certain directors, employees and non-employees
of the Group.
History of the capital of the Company
The Company has been incorporated on July 24, 2007 with a share capital of €62,500 by the issuance of 409,375 class A shares. On August 31, 2007, the Company has issued 261,732 class A shares to Mayo Clinic by way of a contribution in kind of the upfront fee that was due upon execution of the Mayo License for a total amount of €9,500,000.
Round B Investors have participated in a capital increase of the Company by way of a contribution in kind of a convertible loan (€2,387,049) and a contribution in cash (€4,849,624 of which €1,949,624 uncalled) on December 23, 2008; 204,652 class B shares have been issued at the occasion of that capital increase. Since then, the capital is divided in 875,759 shares, of which 671,107 are class A shares and 204,652 are class B shares.
On October 29, 2010, the Company closed its third financing round resulting in a capital increase totaling €12,100,809. The capital increase can be detailed as follows:

•	capital increase in cash by certain existing investors for a total amount of €2,609,320.48 by the issuance of 73,793 class B shares at a price of €35.36 per share;

•	capital increase in cash by certain existing investors for a total amount of €471,240 by the issuance of 21,000 class B shares at a price of €22.44 per share;

•	capital increase in cash by certain new investors for a total amount of €399,921.60 by the issuance of 9,048 class B shares at a price of €44.20 per share;

•	exercise of 12,300 warrants (“Warrants A”) granted to the Round C investors with total proceeds of €276,012 and issuance of 12,300 class B shares. The exercise price was €22.44 per Warrant A;

•
contribution in kind by means of conversion of the loan C for a total amount of €3,255,524.48 (accrued interest included) by the issuance of 92,068 class B shares at a conversion price of €35.36 per share;

•
contribution in kind by means of conversion of the loan D for a total amount of €2,018,879.20 (accrued interest included) by the issuance of 57,095 class B shares at a conversion price of €35.36 per share. The loan D is a convertible loan granted by certain investors to the Company on 14 October 2010 for a nominal amount of €2,010,000.

•
contribution in kind of a payable towards Mayo Foundation for Medical Education and Research for a total amount of €3,069,911 by the issuance of 69,455 class B shares at a price of €44.20 per share. The payable towards Mayo Clinic was related to (i) research undertaken by Mayo Clinic in the years 2009 and 2010, (ii) delivery of certain materials, (iii) expansion of the Mayo Clinical Technology License Contract by way the Second Amendment dated October 18, 2010.

On May 5, 2011, pursuant the decision of the Extraordinary General Meeting, the capital was reduced by an amount of €18,925,474 equivalent to the outstanding net loss as of 31 December 2010.

On May 31, 2013, the Company closed its fourth financing round, the ‘Round D financing’. The convertible loans E, F, G and H previously recorded as financial debt were converted in shares which led to an increase in equity for a total amount of €28,645k of which € 5,026k is accounted for as capital and € 6,988k as share premium. The remainder (€ 16,613k) is accounted for as other reserves. Furthermore, a contribution in cash by existing shareholders of the Company led to an increase in share capital and issue premium by an amount of €7,000k.
At the Extraordinary Shareholders Meeting of June 11, 2013 all existing classes of shares of the Company have been converted into ordinary shares. Preferred shares have been converted at a 1 for 1 ratio.
On July 5, 2013, the Company completed its Initial Public Offering. The Company issued 1,381,500 new shares at €16.65 per shares, corresponding to a total of €23,002k.
On July 15, 2013, the over-allotment option was fully exercised for a total amount of €3,450k corresponding to 207,225 new shares. The total IPO proceeds amounted to €26,452k and the capital and the share premium of the Company increased accordingly. The costs relating to the capital increases performed in 2013 amounted to €2.8 million and are presented as a deduction of share premium.
On June 11, 2013, the Extraordinary General Shareholders’ Meeting of Celyad SA authorized the Board of Directors to increase the share capital of the Company, in one or several times, and under certain conditions set forth in extenso in the articles of association. This authorization is valid for a period of five years starting on July 26, 2013 and until July 26, 2018. The Board of Directors may increase the share capital of the Company within the framework of the authorized capital for an amount of up to €21,413k.
Over the course of 2014, the capital of the Company was increased in June 2014 by way of a capital increase of €25,000k represented by 568,180 new shares fully subscribed by Medisun International Limited.
In 2014, the capital of the Company was also increased by way of exercise of Company warrants. Over four different exercise periods, 139,415 warrants were exercised resulting in the issuance of 139,415 new shares. The capital and the share premium of the Company were therefore increased respectively by €488k and €500k.
In January 2015, the shares of OnCyte, LLC were contributed to the capital of the Company, resulting in a capital increase of €3,452k and the issuance of 93,087 new shares.
In 2015, the Company conducted two fund raisings. A private placement was closed in March resulting in a capital increase of €31,745k represented by 713,380 new shares. The Company also completed an IPO on Nasdaq in June, resulting in a capital increase of €87,965k represented by 1,460,000 new shares.
Also, in 2015, the capital of the Company was also increased by way of exercise of Company warrants. Over three different exercise periods, 6,749 warrants were exercised resulting in the issuance of 6,749 new shares. The capital and the share premium of the Company were therefore increased respectively by €23k and €196k.
Over 2017 the capital of the Company was also increased by way of exercise of Company warrants. Over four different exercise periods, 225,966 warrants were exercised resulting in the issuance of 225,966 new shares. The capital of the Company was therefore increased by €625k.
In August 2017, pursuant to the amendment of the agreements with Celdara Medical LLC and Dartmouth College, the
CAR-T
technology inventors, the capital of the Company was increased by way of contribution in kind of a liability owed to Celdara Medical LLC. 328,275 new shares were issued at a price of €32.35 (being the Company share’s average market price for the 30 days preceding the transaction) and the capital and the share premium of the Company were therefore increased respectively by €1,141k and €9,479k without this had an impact on the cash and cash equivalents, explaining why such transaction is not disclosed in the consolidated statement of cashflows.

In May 2018 the Company completed a global offering of $54.4 million (€46.1 million), resulting in cash proceeds for an amount of €43.0 million net of bank fees and transaction costs.
In May 2019, share premium decreased as a result of the absorption of accounting losses for an amount of €172.3 million, with a counterpart in the financial statements line item ‘Accumulated Deficit’. The absorption of the accumulated deficit into share premium is a non-cash
accounting transaction.
In September 2019, the Company completed a global offering of $20.0 million (€18.2 million), resulting in cash proceeds for an amount of €16.4 million net of bank fees and transaction costs.
As of December 31, 2019, all shares issued have been fully paid.

The following share issuances occurred since the incorporation of the Company:

Category	Transaction date	Description	# of shares	Par value (in €)
Class A shares	24 July 2007	Company incorporation	409,375	0.15
Class A shares	31 August 2007	Contribution in kind (upfront fee Mayo License)	261,732	36.30
Class B shares	23 December 2008	Capital increase (Round B)	137,150	35.36
Class B shares	23 December 2008	Contribution in kind (Loan B)	67,502	35.36
Class B shares	28 October 2010	Contribution in cash	21,000	22.44
Class B shares	28 October 2010	Contribution in kind (Loan C)	92,068	35.36
Class B shares	28 October 2010	Contribution in kind (Loan D)	57,095	35.36
Class B shares	28 October 2010	Contribution in cash	73,793	35.36
Class B shares	28 October 2010	Exercise of warrants	12,300	22.44
Class B shares	28 October 2010	Contribution in kind (Mayo receivable)	69,455	44.20
Class B shares	28 October 2010	Contribution in cash	9,048	44.20
Class B shares	31 May 2013	Contribution in kind (Loan E)	118,365	38.39
Class B shares	31 May 2013	Contribution in kind (Loan F)	56,936	38.39
Class B shares	31 May 2013	Contribution in kind (Loan G)	654,301	4.52
Class B shares	31 May 2013	Contribution in kind (Loan H)	75,755	30.71
Class B shares	31 May 2013	Contribution in cash	219,016	31.96
Class B shares	4 June 2013	Conversion of warrants	2,409,176	0.01
Ordinary shares	11 June 2013	Conversion of Class A and Class B shares in ordinary shares	4,744,067	—
Ordinary shares	5 July 2013	Initial Public Offering	1,381,500	16.65
Ordinary shares	15 July 2013	Exercise of over-allotment option	207,225	16.65
Ordinary shares	31 January 2014	Exercise of warrants issued in September 2008	5,966	22.44
Ordinary shares	31 January 2014	Exercise of warrants issued in May 2010	333	22.44
Ordinary shares	31 January 2014	Exercise of warrants issued in January 2013	120,000	4.52
Ordinary shares	30 April 2014	Exercise of warrants issued in September 2008	2,366	22.44
Ordinary shares	16 June 2014	Capital increase	284,090	44.00
Ordinary shares	30 June 2014	Capital increase	284,090	44.00
Ordinary shares	4 August 2014	Exercise of warrants issued in September 2008	5,000	22.44
Ordinary shares	4 August 2014	Exercise of warrants issued in October 2010	750	35.36
Ordinary shares	3 November 2014	Exercise of warrants issued in September 2008	5,000	22.44
Ordinary shares	21 January 2015	Contribution in kind (Celdara Medical LLC)	93,087	37.08
Ordinary shares	7 February 2015	Exercise of warrant issued in May 2010	333	22.44
Ordinary shares	3 March 2015	Capital increase	713,380	44.50
Ordinary shares	11 May 2015	Exercise of warrant issued in May 2010	500	22.44
Ordinary shares	24 June 2015	Capital increase	1,460,000	60.25
Ordinary shares	4 August 2015	Exercise of warrant issued in May 2010	666	22.44
Ordinary shares	4 August 2015	Exercise of warrant issued in October 2010	5,250	35.36
Ordinary shares	1 February 2017	Exercise of warrant issued in May 2013	207,250	2.64
Ordinary shares	2 May 2017	Exercise of warrant issued in May 2013	4,900	2.64
Ordinary shares	1 August 2017	Exercise of warrant issued in May 2013	7,950	2.64
Ordinary shares	23 August 2017	Contribution in kind (Celdara Medical LLC)	328,275	32.35
Ordinary shares	9 November 2017	Exercise of warrant issued in May 2013	5,000	2.64
Ordinary shares	9 November 2017	Exercise of warrant issued in October 2010	866	35.36
Ordinary shares	7 February 2018	Exercise of warrant issued in May 2013	4,500	2.64
Ordinary shares	22 May 2018	Capital increase	2,070,000	22.29
Ordinary shares	16 Sept 2019	Capital increase	2,000,000	9.08

(€000)
	Nature of the transactions	Share Capital	Share premium	Number of shares
	Balance as of January 1st, 2018	34,337	170,297	9,867,844

	Issue of shares related to exercise of warrants	12	—	4,500
	Capital increase as a result of the global offering	7,204	35,796	2,070,000
	Share Based Payment	—	56	—
	Balance as of December 31, 2018	41,553	206,149	11,942,344

	Issue of shares related to exercise of warrants	—	—	—
	Absorption of accounting losses into Share premium	—	(172,287)	—
	Capital increase as a result of the global offering	6,960	9,488	2,000,000
	Share Based Payment	—	—	—
	Balance as of December 31, 2019	48,513	43,349	13,942,344

The total number of shares issued and outstanding as of December 31, 2019 totals 13,942,344 ordinary common shares.